Consolidated Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended			12 Months Ended									12 Months Ended					3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended					12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Feb. 24, 2012	Aug. 29, 2013 Nonsoftware License Arrangement with Photronics [Member]	Aug. 31, 2006 Nonsoftware License Arrangement with Photronics [Member]	Aug. 30, 2012 Nonsoftware License Arrangement with Photronics [Member]	Aug. 29, 2013 NAND Flash [Member]	Aug. 30, 2012 NAND Flash [Member]	Sep. 01, 2011 NAND Flash [Member]	Aug. 30, 2012 Contract Termination [Member]	Aug. 29, 2013 Notes Payable, Other Payables [Member]	Aug. 30, 2012 Notes Payable, Other Payables [Member]	Aug. 29, 2013 Intel [Member]	Aug. 30, 2012 Intel [Member]	Apr. 06, 2012 Intel [Member]	Aug. 29, 2013 Intel [Member] NAND Flash [Member]	Aug. 30, 2012 Intel [Member] NAND Flash [Member]	Sep. 01, 2011 Intel [Member] NAND Flash [Member]	Aug. 29, 2013 Intel Senior Note [Member] Notes Payable, Other Payables [Member]	Apr. 06, 2012 Intel Senior Note [Member] Notes Payable, Other Payables [Member]	May 31, 2012 IM Flash Technologies, LLC [Member]	Apr. 06, 2012 IM Flash Technologies, LLC [Member]	Aug. 30, 2012 IM Flash Technologies, LLC [Member] Contract Termination [Member]	Aug. 30, 2012 IM Flash Technologies, LLC [Member] Intel [Member] NAND Flash [Member]	May 31, 2012 IM Flash Singapore LLP [Member]	Aug. 29, 2013 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash Technologies, LLC [Member]	Apr. 06, 2012 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash Singapore LLP [Member]	Mar. 01, 2012 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash Singapore LLP [Member]	Dec. 02, 2010 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash Singapore LLP [Member]	Aug. 30, 2007 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash Singapore LLP [Member]	Aug. 30, 2012 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash [Member]	Sep. 01, 2011 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] IM Flash [Member]	Aug. 30, 2012 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] MP Mask Technology Center, LLC [Member]	Aug. 29, 2013 Variable Interest Entities Which We Have Determined That We Are the Primary Beneficiary [Member] MP Mask Technology Center, LLC [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage (in hundredths)																																			51.00%	82.00%			51.00%				50.01%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Minority Interest Decrease From Purchase Of Interest, Ownership Percentage (in hundredths)																																		18.00%
Acquisition of noncontrolling interests										$ 466	$ 159																							$ 466
Intel's deposit to be applied to future purchases of NAND Flash																								300
Customer advances	140				141				140	141												134	139
Debt instrument, original term																												2 years
Long-term Debt, Gross	6,037				3,262				6,037	3,262										635	58							25	65
Leased Facility Percentage of Facility Leased to Related Party Terminated																															50.00%
Gain (loss) on lease termination									5	(27)	19								(17)													(17)
Distributions to, and contributions from, shareholders [Abstract]
Distributions to Micron from Consolidated VIE's																																			38					439	234
Distributions to noncontrolling interests from consolidated VIE's									37	391	225																			139					37					391	225
Micron contributions to consolidated VIE's																																			12					151	1,580	21
Cash received from noncontrolling interests									11	197	8																								11					177	0	20
Micron share of IMFS cost and supply																																					78.00%	51.00%
Net sales	2,843	2,318	2,078	1,834	1,963	2,172	2,009	2,090	9,073	8,234	8,788					3,589	3,627	3,193							849	986	884
Trade Receivables	2,069				933				2,069	933															198	103
Sales and inventory impact of changes to the IMFT supply agreement with Intel																																	97
R and D expenses reduced by reimbursements from Intel																									127	87	95
Variable interest entity, ownership percentage by noncontrolling owners (in hundredths)																																											49.99%
Proceeds for entering into license agreement with Photronics														72
Term of license agreement with Photronics (in years)													10 years
Deferred income and other noncurrent liabilities related to license agreement with Photronics													19		26
Sale proceeds for facility sold to Photronics												$ 35